Revenues and Cost of Revenues (Details) - Schedule of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Revenues Abstract
Software as a Service	$ 11,850	$ 7,328	$ 3,839
Advertising services	6,699	2,325
Software licenses	28	227	447
Software support services	202	401	587
Other services			13
Total revenues	$ 18,779	$ 10,281	$ 4,886